Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Exchange Rates Applied for Foreign Currency

The exchange rates used are as follows:

	December 31, 2020	December 31, 2019

RMB exchange rate at balance sheets dates,	6.5249	6.9762

	Year Ended December 31,
	2020	2019	2018

Average exchange rate for each year	6.9010	6.8944	6.6174

Schedule of Estimated Useful Lives of Property and Equipment	Estimated useful lives of property and equipment:
Useful Life
Furniture	10 years
Electronic equipment	3 years
Motor vehicle	5 years
Leasehold improvements	Shorter of life of asset or lease